Leases: Right-of-use assets and lease obligations - Summary of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	$ 16,974
Depreciation expense	3,778	$ 3,308
Balance at the end	13,152	16,974
Present value of leases
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	23,230	17,955
Additions	41	5,536
Addition through business combination		3,277
Terminations	(1,089)	(1,536)
Adjustments due to lease modification		(2,002)
Balance at the end	22,182	23,230
Accumulated depreciation and repayments
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	(6,256)	(4,425)
Depreciation expense	3,778	3,308
Terminations	(1,004)	(1,477)
Balance at the end	$ (9,030)	$ (6,256)